Cost of other revenues - Summary of Cost of Other Revenues (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of other revenues
Delivery cost	¥ 131,685,885	$ 18,547,569
Other costs	711,777	100,252	¥ 56,202,270	¥ 220,193,581
Total	¥ 132,397,662	$ 18,647,821	¥ 56,202,270	¥ 220,193,581